Basis of Presentation and New Accounting Standards (Policies)	3 Months Ended
Mar. 31, 2012
Basis of Presentation and New Accounting Standards [Abstract]
Comprehensive Income

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05). The amendments in ASU 2011-05 require entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 is effective for interim and annual periods beginning after December 15, 2011.